LOANS, FINANCING AND DEBENTURES - Rollforward in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
Beginning balance	R$ 35,737,509	R$ 12,191,856
Reclassification - accounts payable from lease operations	(18,225)
Fundraising	18,993,837	25,539,994
Interest accrued	3,362,250	839,278
Exchange rate variation, net	1,781,562	1,457,989
Settlement of principal	(13,994,708)	(3,738,577)
Settlement of interest	(2,977,957)	(669,088)
Amortization of fundraising costs	185,807	36,134
Other	10,411
Ending balance	63,684,326	35,737,509
Fibria
LOANS, FINANCING AND DEBENTURES
Addition from acquisition of subsidiaries	20,667,096
Fair value adjustment on business combination with Fibria	R$ (63,256)
PCH / FACEPA
LOANS, FINANCING AND DEBENTURES
Addition from acquisition of subsidiaries		R$ 79,923